Earnings Per Common Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	94,779	72,607	40,459
2013 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	45,788	41,550	23,025
Common Shares
Class of Warrant or Right [Line Items]
Treasury Stock, Shares, Acquired	70,000	0	71,700